Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit Prior to Exploration Stage [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Balance (in shares) at Dec. 31, 2012	90,619,444
Balance at Dec. 31, 2012	$ 90,619	$ 52,634,064	$ (20,009,496)	$ (28,748,950)	$ 3,966,237
Stock Issued During Period, Shares, Issued for Services	269,812
Stock Issued During Period, Value, Issued for Services	$ 270	316,205			316,475
Shares issued for cash (in shares)	3,756,757
Shares issued for cash	$ 3,757	5,556,243			5,560,000
Stock-based compensation expense for consultants and directors		4,707,381			4,707,381
Net Income (Loss) Attributable to Parent				(13,063,526)	(13,063,526)
Balance (in shares) at Dec. 31, 2013	94,646,013
Balance at Dec. 31, 2013	$ 94,646	63,213,893	(20,009,496)	(41,812,476)	1,486,567
Shares issued for directors fees and other services (in shares)	269,812
Shares issued for directors fees and other services	$ 270	316,205			316,475
Stock-based compensation expense		4,707,381			4,707,381
Net loss				(13,063,526)	(13,063,526)
Stock Issued During Period, Shares, Issued for Services	408,539
Stock Issued During Period, Value, Issued for Services	$ 409	326,860			327,269
Stock-based compensation expense for consultants and directors		865,716			865,716
Net Income (Loss) Attributable to Parent				(10,316,317)	(10,316,317)
Balance (in shares) at Dec. 31, 2014	95,054,552
Balance at Dec. 31, 2014	$ 95,055	64,526,469	(20,009,496)	(52,128,793)	(7,516,765)
Shares issued for directors fees and other services (in shares)	408,539
Shares issued for directors fees and other services	$ 409	326,860			327,269
Warrant Cancellation		120,000			120,000
Stock-based compensation expense		865,716			865,716
Net loss				(10,316,317)	(10,316,317)
Stock Issued During Period, Shares, Issued for Services	1,045,788
Stock Issued During Period, Value, Issued for Services	$ 1,046	378,890			379,936
Stock-based compensation expense for consultants and directors		397,417			397,417
Net Income (Loss) Attributable to Parent				(9,805,137)	(9,805,137)
Balance (in shares) at Dec. 31, 2015	97,144,736
Balance at Dec. 31, 2015	$ 97,145	66,106,631	(20,009,496)	(61,933,930)	(15,739,650)
Shares issued for directors fees and other services (in shares)	1,045,788
Shares issued for directors fees and other services	$ 1,046	378,890			379,936
Stock-based compensation expense		397,417			397,417
Net loss				(9,805,137)	(9,805,137)
Shares issued for employee bonus (in shares)	29,310
Shares issued for employee bonus	$ 29	63,859			63,888
Shares issued for liquidated damages (in shares)	1,015,086
Shares Issued For Liquidated Damages	$ 1,015	739,996			741,011
Stock Issued During Period, Shares, Issued for Services	178,980
Stock Issued During Period, Value, Issued for Services	$ 179	94,164			94,343
Stock-based compensation expense for consultants and directors		365,045			365,045
Net Income (Loss) Attributable to Parent				(3,731,884)	(3,731,884)
Balance (in shares) at Jun. 30, 2016	108,376,049
Balance at Jun. 30, 2016	$ 108,376	68,221,368	$ (20,009,496)	(65,665,814)	(17,345,566)
Shares issued for directors fees and other services (in shares)	178,980
Shares issued for directors fees and other services	$ 179	94,164			94,343
Stock-based compensation expense		$ 365,045			365,045
Net loss				$ (3,731,884)	$ (3,731,884)